Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2010 Other debt securities JPY (¥)		Mar. 31, 2011 Trading securities JPY (¥)		Mar. 31, 2010 Trading securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities USD ($)		Mar. 31, 2012 Available-for-sale securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)		Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)		Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)		Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)		Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)		Mar. 31, 2010 Certain investment in affiliates JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities Options held/written, Caps held JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities Options held/written, Caps held JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Options Held (Written), Caps Held and Other USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Options Held (Written), Caps Held and Other JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 3,029	¥ 248,948	¥ 5,428		¥ 53		¥ 166		$ 3,841		¥ 315,676		¥ 401,804		¥ 447,859		$ 31		¥ 2,573		¥ 6,841		¥ 10,176		$ 2,705		¥ 222,314		¥ 246,305		¥ 300,765		$ 1,038		¥ 85,283		¥ 143,176		¥ 131,490		$ 67		¥ 5,506		¥ 5,482		¥ 6,954		$ 36		¥ 2,946		¥ 493		¥ 668		¥ 0		¥ 438		$ 38		¥ 3,134		$ (2)		¥ (188)		¥ 493		¥ 230
Gains or losses (realized/ unrealized), included in earnings			0	[1]	(26)	[1]	0	[1]	(15)	[1]	(1,262)	[1]	(6,242)	[1]	(9,394)	[1]	0	[1]	(18)	[1]	(34)	[1]	(1,302)	[1]	(37)	[1]	(3,066)	[1]	(5,195)	[1]	(989)	[1]	22	[1]	1,822	[1]	(1,013)	[1]	(7,103)	[1]	0	[1]	0	[1]	0	[1]	(6,954)	[1]	26	[1]	2,159	[1]	(206)	[1]	(175)	[1]	475	[1]	(438)	[1]	26	[1]	2,159	[1]	0	[1]	0	[1]	(681)	[1]	263	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			54	[2]	(2)	[2]	(170)	[2]	17	[2]	1,443	[2]	(3,248)	[2]	(519)	[2]	1	[2]	108	[2]	(83)	[2]	492	[2]	26	[2]	2,178	[2]	351	[2]	(1,910)	[2]	(13)	[2]	(1,056)	[2]	(3,540)	[2]	845	[2]	3	[2]	213	[2]	24	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total			54		(28)		(170)		2		181		(9,490)		(9,913)		1		90		(117)		(810)		(11)		(888)		(4,844)		(2,899)		9		766		(4,553)		(6,258)		3		213		24		(6,954)		26		2,159		(206)		(175)		475		(438)		26		2,159		0		0		(681)		263
Purchases									778		63,980						31		2,549						81		6,668						597		49,072						69		5,691						0		0										0		0		0		0
Purchase, sales, and settlements (net)			0		(25)		57						(33,102)		(36,997)						(2,094)		(3,380)						(27,076)		(51,561)						(3,932)		17,944						0		0						0		0		0		0										0		0
Sales									(220)		(18,054)						(5)		(431)						(118)		(9,625)						(97)		(7,998)						0		0						0		0										0		0		0		0
Settlements									(1,442)		(118,596)						(28)		(2,337)						(964)		(79,317)						(413)		(33,942)						(37)		(3,000)						2		188										0		0		2		188
Transfers in and/or out of Level 3 (net)			0	[3]	0	[3]	0	[3]	6	[3]	468	[3]	(43,536)	[3]	855	[3]	6	[3]	468	[3]	(2,057)	[3]	855	[3]	0	[3]	0	[3]	7,929	[3]	0	[3]	0	[3]	0	[3]	(49,408)	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	2,659	[3]	0	[3]	2,659	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]
Ending Balance	3,029	248,948	5,482		0		53		2,965		243,655		315,676		401,804		36		2,912		2,573		6,841		1,693		139,152		222,314		246,305		1,134		93,181		85,283		143,176		102		8,410		5,506		0		64		5,293		2,946		493		3,134		0		64		5,293		0		0		(188)		493
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			¥ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ (30)	[1]	¥ (2,429)	[1]	¥ (5,848)	[1]	¥ (8,691)	[1]	$ 0	[1]	¥ (35)	[1]	¥ (72)	[1]	¥ (801)	[1]	$ (41)	[1]	¥ (3,397)	[1]	¥ (5,275)	[1]	¥ (515)	[1]	$ 11	[1]	¥ 1,003	[1]	¥ (501)	[1]	¥ (7,375)	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 26	[1]	¥ 2,159	[1]	¥ (206)	[1]	¥ (175)	[1]	¥ 475	[1]	¥ (438)	[1]	$ 26	[1]	¥ 2,159	[1]	$ 0	[1]	¥ 0	[1]	¥ (681)	[1]	¥ 263	[1]

[1]	Principally, gains and losses from trading securities are included in "brokerage commissions and net gains (losses) on investment securities"; available-for-sale securities are included in "write-downs of securities" or "life insurance premiums and related investment income"; investment in affiliates are included in "equity in net income (loss) of affiliates" and derivative assets and liabilities (net) are included in "other operating revenues /expenses," respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.